Premises and Equipment (Details) - Schedule of premises and equipment - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Schedule of premises and equipment [Abstract]
Land	$ 1,516	$ 1,516
Buildings and improvements	6,493	6,492
Furniture and equipment	2,204	2,134
Automobiles	36	36
Premises and equipment, gross	10,249	10,178
Less: accumulated depreciation	5,333	5,150
Balance at end of year	$ 4,916	$ 5,028